Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Income Statement [Table Text Block]
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
For the year ended December 31, 2018
Operating revenues	$-	$-	$4,432	$2,146	$(54)	$6,524
Operating expenses	45	-	3,468	1,665	(52)	5,126
Income (loss) from equity investments and subsidiaries	801	-	3	150	(800)	154
Other income (expenses), net	22	-	20	(27)	(38)	(23)
Interest expense, net (1)	79	(40)	456	218	-	713
Income (loss) before provision for income taxes	699	40	531	386	(840)	816
Income tax expense (recovery)	(47)	9	64	43	-	69
Net income (loss)	746	31	467	343	(840)	747
Non-controlling interest in subsidiaries	-	-	-	(1)	2	1
Preferred stock dividends	36	-	38	4	(42)	36
Net income (loss) attributable to common shareholders	$710	$31	$429	$340	$(800)	$710
Comprehensive income (loss) of Emera Incorporated	$1,249	$56	$973	$439	$(1,468)	$1,249

For the year ended December 31, 2017
Operating revenues	$-	$-	$4,274	$2,009	$(57)	$6,226
Operating expenses	41	-	3,241	1,583	(57)	4,808
Income (loss) from equity investments and subsidiaries	337	-	1	122	(336)	124
Other income (expenses), net	38	-	15	(46)	(32)	(25)
Interest expense, net (1)	84	(40)	451	203	-	698
Income (loss) before provision for income taxes	250	40	598	299	(368)	819
Income tax expense (recovery)	(44)	17	511	36	-	520
Net income (loss)	294	23	87	263	(368)	299
Non-controlling interest in subsidiaries	-	-	-	1	4	5
Preferred stock dividends	28	-	29	13	(42)	28
Net income (loss) attributable to common shareholders	$266	$23	$58	$249	$(330)	$266
Comprehensive income (loss) of Emera Incorporated	$(6)	$3	$(291)	$265	$23	$(6)
(1) Interest expense is net of interest revenue.

Condensed Balance Sheet [Table Text Block]
	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
As at December 31, 2018
Assets
Current assets	$146	$67	1,767	$1,096	$(244)	$2,832
Property, plant and equipment	24	-	13,745	4,946	(3)	18,712
Other assets
Regulatory assets	-	-	645	759	-	1,404
Goodwill	-	-	6,208	105	-	6,313
Other long-term assets	11,457	4,660	971	3,200	(17,235)	3,053
Total other assets	11,457	4,660	7,824	4,064	(17,235)	10,770
Total assets	$11,627	$4,727	$23,336	$10,106	$(17,482)	$32,314

Liabilities and Equity
Current liabilities	$368	$695	$2,829	$926	$(265)	$4,553
Long-term liabilities
Long-term debt	2,906	3,709	10,243	4,428	(6,994)	14,292
Deferred income taxes	-	3	668	643	6	1,320
Regulatory liabilities	-	-	2,118	241	-	2,359
Other long-term liabilities	36	-	874	543	(21)	1,432
Total long-term liabilities	2,942	3,712	13,903	5,855	(7,009)	19,403
Total Emera Incorporated equity	8,317	320	6,604	3,303	(10,227)	8,317
Non-controlling interest in subsidiaries	-	-	-	22	19	41
Total equity	8,317	320	6,604	3,325	(10,208)	8,358
Total liabilities and equity	$11,627	$4,727	$23,336	$10,106	$(17,482)	$32,314

As at December 31, 2017
Assets
Current assets	$358	$30	1,420	$891	$(173)	$2,526
Property, plant and equipment	17	-	12,258	4,720	-	16,995
Other assets
Regulatory assets	-	-	587	686	-	1,273
Goodwill	-	-	5,709	96	-	5,805
Other long-term assets	9,761	4,285	156	3,094	(15,089)	2,207
Total other assets	9,761	4,285	6,452	3,876	(15,089)	9,285
Total assets	$10,136	$4,315	$20,130	$9,487	$(15,262)	$28,806

Liabilities and Equity
Current liabilities	$129	$12	$3,293	$714	$(202)	$3,946
Long-term liabilities
Long-term debt	2,861	4,034	8,468	4,262	(6,485)	13,140
Deferred income taxes	-	4	447	565	7	1,023
Regulatory liabilities	-	-	1,888	354	-	2,242
Other long-term liabilities	34	-	691	550	(24)	1,251
Total long-term liabilities	2,895	4,038	11,494	5,731	(6,502)	17,656
Total Emera Incorporated equity	7,112	265	5,343	2,970	(8,578)	7,112
Non-controlling interest in subsidiaries	-	-	-	72	20	92
Total equity	7,112	265	5,343	3,042	(8,558)	7,204
Total liabilities and equity	$10,136	$4,315	$20,130	$9,487	$(15,262)	$28,806

Condensed Cash Flow Statement [Table Text Block]
Emera Incorporated
Condensed Consolidated Statements of Cash Flows

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
millions of Canadian dollars
As at December 31, 2018
Net cash provided by (used in) by operating activities	$191	$35	$1,266	$465	$(267)	$1,690
Investing activities
Additions to property, plant and equipment	(9)	-	(1,687)	(466)	-	(2,162)
Net purchase of investments subject to significant influence	-	-	(16)	(33)	-	(49)
Other investing activities	(489)	-	3	(65)	572	21
Net cash provided by (used in) investing activities	(498)	-	(1,700)	(564)	572	(2,190)
Financing activities
Change in short-term debt, net	-	-	(162)	-	-	(162)
Proceeds from long-term debt	-	-	1,174	75	(194)	1,055
Retirement of long-term debt	-	-	(716)	(41)	-	(757)
Net borrowings (repayments) under committed credit facilities	136	-	(103)	178	110	321
Issuance of common and preferred stock	301	-	319	127	(446)	301
Dividends paid	(382)	-	(37)	(311)	348	(382)
Other financing activities	-	-	-	91	(123)	(32)
Net cash provided by (used in) financing activities	55	-	475	119	(305)	344
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(4)	2	9	18	-	25
Net increase (decrease) in cash, cash equivalents and restricted cash	(256)	37	50	38	-	(131)
Cash, cash equivalents and restricted cash, beginning of year	276	21	54	152	-	503
Cash, cash equivalents and restricted cash, end of year	$20	$58	$104	$190	$-	$372

As at December 31, 2017
Net cash provided by (used in) operating activities	$195	$22	$658	$1,080	$(762)	$1,193
Investing activities
Additions to property, plant and equipment	(5)	-	(1,031)	(480)	(13)	(1,529)
Net purchase of investments subject to significant influence	-	-	-	(213)	-	(213)
Other investing activities	(742)	(26)	(5)	1,852	(1,098)	(19)
Net cash provided by (used in) investing activities	(747)	(26)	(1,036)	1,159	(1,111)	(1,761)
Financing activities
Change in short-term debt, net	-	-	365	(13)	-	352
Proceeds from long-term debt	-	-	147	(31)	13	129
Retirement of long-term debt	-	-	(413)	(55)	15	(453)
Net borrowings (repayments) under committed credit facilities	(30)	-	59	192	9	230
Issuance of common and preferred stock	682	-	134	(2,032)	1,898	682
Dividends paid	(315)	-	(29)	(285)	314	(315)
Other financing activities	290	-	96	(42)	(376)	(32)
Net cash provided by (used in) financing activities	627	-	359	(2,266)	1,873	593
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1	(3)	1	(12)	-	(13)
Net increase (decrease) in cash, cash equivalents and restricted cash	76	(7)	(18)	(39)	-	12
Cash, cash equivalents and restricted cash, beginning of year	200	28	72	191	-	491
Cash, cash equivalents and restricted cash, end of year	$276	$21	$54	$152	$-	$503